Details of Cash From Operating Activities	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Details of Cash From Operating Activities
4.    DETAILS OF CASH FROM OPERATING ACTIVITIES

[a]	Cash, cash equivalents and restricted cash equivalents consist of:

	2021	2020
Bank term deposits and bankers’ acceptances	$1,984	$1,987
Cash	964	1,281

Cash and cash equivalents	$2,948	$3,268
Restricted cash equivalents included in prepaid expenses (i)	—	106

	$2,948	$3,374

(i)	In connection with the repayment of the credit facility, the deposit included in prepaid expenses was released [note 1 5 ] .

[b]	Items not involving current cash flows:

	2021	2020
Depreciation and amortization	$1,512	$1,366
Amortization of other assets included in cost of goods sold	255	215
Deferred revenue amortization	(188)	(89)
Other non-cash charges	25	66
Future tax (recovery) expenses	(76)	17
Equity income less than (in excess of) dividends received	11	(10)
Impairment charges	—	435
Non-cash portion of Other expense, net [note 2]	37	(24)

	$1,576	$1,976

[c]	Changes in operating assets and liabilities:

	2021	2020
Accounts receivable	$114	$(42)
Inventories	(653)	37
Prepaid expenses and other	(39)	(12)
Accounts payable	160	274
Accrued salaries and wages	58	(8)
Other accrued liabilities	48	398
Income taxes payable	123	(22)

	$(189)	$625